Income Tax and Social Contribution - Schedule of estimate of tax credit realization (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	R$ 3,051,628	R$ 1,900,241
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	266,609
From 1 to 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	277,527
From 2 to 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	322,779
From 3 to 4 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	329,506
From 4 to 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	350,582
From 5 to 8 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	976,496
From 8 to 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	R$ 528,129